Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	$ 19,400	$ 20,291		$ 7,114
Other revenues		28,532	$ 6,055	3,383
Collaboration agreements		48,823	6,055	10,497
Licenses		2,123	1,762	2,142
Products & services		23,003	7,373	92
Total revenues		$ 73,949	$ 15,190	$ 12,731